Prepaid Expenses and Other Current Assets - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid vendor expenses	$ 3,696	$ 3,239
Prepaid insurance	602	690
Prepaid directors and officers insurance	2,199	2,032
Prepaid maintenance	456	154
Prepaid non-aircraft subscriptions	322	407
MRO revenue in excess of billings	2,157	326
Deferred commission	920	923
Prepaid expenses and other current assets	$ 10,352	$ 7,771